BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Textual (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022 $ / $	Dec. 31, 2021	Dec. 31, 2021 $ / $	Dec. 31, 2020
Disclosure of voluntary change in accounting policy [line items]
Closing foreign exchange rate	4,810.20	4,810.20	3,981.16	3,981.16	3,432.50
Bottom of range [member]
Disclosure of voluntary change in accounting policy [line items]
Proportion of ownership interest in associate	20.00%